PREPAYMENTS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Beginning balance	$ 188,264	$ 127,740
Addition	22,626	66,045
Exchange rate effect	(63,260)	(2,521)
Ending balance	$ 147,630	$ 188,264